Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other Liabilities Disclosure [Abstract]
Schedule of Contract Liabilities

Contract liabilities consisted of the following at December 31:

	2023	2024	2024
	HK$	HK$	US$
Billings in advance of performance obligation under contracts, current	4,619,690	8,669,448	1,116,089
Billings in advance of performance obligation under contracts, non-current	-	104,714	13,481

Schedule of Movement In Contract Liabilities

The movement in contract liabilities is as follows:

	2023	2024	2024
	HK$	HK$	US$
Balance at beginning of the year ended December 31	4,199,173	4,619,690	594,731
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	(4,199,173)	(6,388,598)	(822,457)
Increase in contract liabilities as a result of billings in advance of performance obligation under contracts	4,619,690	10,543,070	1,357,296

Balance at end of the year ended December 31	4,619,690	8,774,162	1,129,570
Less: Amount expected to be recognized as revenue beyond 12 months	-	(104,714)	(13,481)
Amount expected to be recognized as revenue in 12 months	4,619,690	8,669,448	1,116,089